Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting standards require certain assets and liabilities to be reported at fair value in the financial statements and provide a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

In determining fair value, various valuation techniques are utilized and observable inputs are prioritized. The availability of observable inputs varies from instrument and depends on a variety of factors including the type of instrument, whether the instrument is actively traded, and other characteristics particular to the transaction. For many financial instruments, pricing inputs are readily observable in the market, the valuation methodology used is widely accepted by market participants, and the valuation does not require significant management discretion. For other financial instruments, pricing inputs are less observable in the marketplace and may require management judgment.

The inputs used to measure fair value are assessed using a three-tier hierarchy based on the extent to which inputs used in measuring fair value are observable in the market. Level 1 inputs include quoted prices in active markets for identical instruments and are the most observable. Level 2 inputs include quoted prices for similar assets and inputs such as interest rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are not observable in the market and include management's judgments about the assumptions market participants would use in pricing the asset. In instances where inputs used to measure fair value fall into different levels of the fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Master Trust's assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset.

Following is a description of the valuation methodologies used to value the underlying investments in the Master Trust:

Mutual Funds and Common Stock - The fair value for Mutual Funds and Common Stock are determined by direct quoted market prices.

Employer Stock Fund - The Adient Stock Fund is comprised of Adient plc ordinary shares, except for a small portion of the fund that is invested in interest bearing cash to provide liquidity for daily activities. Adient plc ordinary shares are valued based on direct quoted market prices and interest bearing cash is based on outstanding balances.

Interest Bearing Cash - Interest bearing cash is considered a highly liquid cash equivalent and is valued at cost plus accrued interest which approximates fair value.

Common/Collective Trust Funds - Common/Collective Trust Funds are valued at the net asset value (“NAV”) provided by the administrator of the fund using the practical expedient approach and therefore are not assigned to a level in the hierarchy table. The NAV is based on the fair value of the underlying assets owned by the fund. The Common/Collective Trust Funds are not subject to restrictions regarding redemptions and there are no unfunded commitments to the funds.

Master Trust Assets measured at fair value on a recurring basis as of December 31, 2025 are as follows:

	Assets Measured at Fair Value at December 31, 2025
	Total	Level 1
Investments at Fair Value:
Mutual Funds	$208,809,414	$208,809,414
Adient Ordinary Shares	18,307,947	18,307,947
Other Common Stock	29,040,553	29,040,553
Interest Bearing Cash	677,660	677,660
Total investments at fair value	$256,835,574	$256,835,574

Investments Measured at NAV:
Common/Collective Trust Funds	862,262,829
Total Investments at NAV	862,262,829

Total Master Trust Investments at Fair Value	$1,119,098,403
Master Trust Assets measured at fair value on a recurring basis as of December 31, 2024 are as follows:

	Assets Measured at Fair Value at December 31, 2024
	Total	Level 1	Level 2
Investments at Fair Value:
Mutual Funds	$190,799,741	$190,799,741	$—
Adient Ordinary Shares	16,442,846	16,442,846	—
Other Common Stock	29,665,476	29,665,476	—
Interest Bearing Cash	839,415	—	839,415
Total investments at fair value	$237,747,478	$236,908,063	$839,415

Investments Measured at NAV:
Common/Collective Trust Funds	756,661,720
Total Investments at NAV	756,661,720

Total Master Trust Investments at Fair Value	$994,409,198